Document and Entity Information	Jun. 04, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001825480
Document Type	8-K
Document Period End Date	Jun. 04, 2021
Entity Registrant Name	POSHMARK, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39848
Entity Tax Identification Number	27-4827617
Entity Address, Address Line One	203 Redwood Shores Parkway
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	262-4771
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	POSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false